Oil and Gas Property Disclosure	12 Months Ended
Dec. 31, 2017
Notes
Oil and Gas Property Disclosure

5. Oil and Gas Property

During the year ended December 31, 2015, the Company purchased a 50% interest in an oil and gas well in Alberta, Canada for CAD$125,000 (US$90,318). At December 31, 2017, the Company has not determined reserve in the well.  Management estimated the useful life of the well was five years. During the year ended December 31, 2017, the Company recorded depletion of $19,252 (CAD$25,000) (2016 - $18,871 (CAD$25,000).

	2017 $	2016 $

Opening balance	78,387	90,318
Add: Acquisition costs	4,185	3,910
Less: amortization	(19,252)	(18,871)
Foreign exchange	650	3,030
	63,970	78,387